TRADE RECEIVABLES (Details 2) - Bad Debt Provision [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (721.0)	R$ (679.1)
Effects of movements in foreign exchange in the balance sheet	(16.4)	12.3
Additions	(140.0)	(103.6)
Reversals	7.3	8.3
Write-off	30.2	41.1
Final balance	R$ (839.9)	R$ (721.0)